Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets		$ 213,342
Lease liabilities		$ 213,342
Improvement in leased assets
Property, leasehold improvements and equipment, net
Useful Life (years)	20 years
Machinery and equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	10 years
Furniture and office equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	10 years
Transportation equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	4 years
Computer equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	3 years 3 months 18 days